Employee benefits: variable compensation (Narrative) (Detail 1)		12 Months Ended
	Jun. 12, 2023	Dec. 31, 2023 d shares	Dec. 31, 2022 shares
Equity Participation And Other Compensation Plans [Line Items]
Share delivery obligations		196,000,000	178,000,000
Treasury shares available to satisfy share delivery obligations		131,000,000	119,000,000
Credit Suisse
Equity Participation And Other Compensation Plans [Line Items]
Percentage of retention awards offered in cash	50.00%	50.00%
Vesting requirement for payment arrangement	60	60
Percentage of retention awards offered in shares	50.00%	50.00%
Acquiree shares exchanged for 1 acquirer share		22.48
Deferred Contingent Capital Plan
Equity Participation And Other Compensation Plans [Line Items]
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax		20.00%